Quarterly Holdings Report
for
Fidelity Freedom® 2025 Fund
June 30, 2023
F25-NPRT1-0823
1.818369.118
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.19% to 5.19% 7/27/23 (b) (Cost $36,971,971)	37,110,000	36,985,898

Domestic Equity Funds - 28.2%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	22,369,398	231,970,656
Fidelity Series Blue Chip Growth Fund (c)	46,157,785	644,362,672
Fidelity Series Commodity Strategy Fund (c)	1,736,791	168,121,336
Fidelity Series Growth Company Fund (c)	65,774,864	1,201,049,012
Fidelity Series Intrinsic Opportunities Fund (c)	19,227,183	236,686,617
Fidelity Series Large Cap Stock Fund (c)	59,244,306	1,119,717,393
Fidelity Series Large Cap Value Index Fund (c)	24,192,544	350,066,105
Fidelity Series Opportunistic Insights Fund (c)	41,566,866	713,703,090
Fidelity Series Small Cap Core Fund (c)	194,895	2,001,569
Fidelity Series Small Cap Discovery Fund (c)	9,344,068	101,196,259
Fidelity Series Small Cap Opportunities Fund (c)	26,247,844	338,072,225
Fidelity Series Stock Selector Large Cap Value Fund (c)	62,102,442	781,248,721
Fidelity Series Value Discovery Fund (c)	47,154,831	698,834,597
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,864,663,051)		6,587,030,252

International Equity Funds - 27.4%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	29,828,462	425,353,872
Fidelity Series Emerging Markets Fund (c)	37,107,765	308,365,527
Fidelity Series Emerging Markets Opportunities Fund (c)	116,218,081	1,969,896,476
Fidelity Series International Growth Fund (c)	68,635,698	1,127,684,511
Fidelity Series International Small Cap Fund (c)	18,759,468	304,466,168
Fidelity Series International Value Fund (c)	101,905,435	1,127,074,110
Fidelity Series Overseas Fund (c)	89,961,622	1,128,118,742
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $5,164,430,134)		6,390,959,406

Bond Funds - 42.9%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	245,945,874	1,942,972,405
Fidelity Series Emerging Markets Debt Fund (c)	15,959,167	118,097,837
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	4,248,032	39,931,498
Fidelity Series Floating Rate High Income Fund (c)	2,506,961	22,462,370
Fidelity Series High Income Fund (c)	14,453,950	118,377,851
Fidelity Series International Credit Fund (c)	1,967,570	15,169,964
Fidelity Series International Developed Markets Bond Index Fund (c)	103,105,727	884,647,137
Fidelity Series Investment Grade Bond Fund (c)	573,911,234	5,710,416,779
Fidelity Series Long-Term Treasury Bond Index Fund (c)	188,314,442	1,133,652,942
Fidelity Series Real Estate Income Fund (c)	3,394,106	32,515,531
TOTAL BOND FUNDS (Cost $11,667,416,424)		10,018,244,314

Short-Term Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (d)	29,437,749	29,443,636
Fidelity Series Government Money Market Fund 5.17% (c)(e)	266,621,559	266,621,559
Fidelity Series Short-Term Credit Fund (c)	11,318	108,765
TOTAL SHORT-TERM FUNDS (Cost $296,172,267)		296,173,960

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $22,029,653,847)	23,329,393,830
NET OTHER ASSETS (LIABILITIES) - 0.0%	(4,181,547)
NET ASSETS - 100.0%	23,325,212,283

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	4,643	Sep 2023	521,249,297	(8,990,715)	(8,990,715)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	5,293	Sep 2023	566,847,219	(8,582,070)	(8,582,070)

TOTAL PURCHASED					(17,572,785)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	780	Sep 2023	175,041,750	(3,735,376)	(3,735,376)
ICE MSCI EAFE Index Contracts (United States)	1,182	Sep 2023	127,390,050	(945,387)	(945,387)
ICE MSCI Emerging Markets Index Contracts (United States)	4,250	Sep 2023	212,053,750	2,062,370	2,062,370

TOTAL SOLD					(2,618,393)

TOTAL FUTURES CONTRACTS					(20,191,178)
The notional amount of futures purchased as a percentage of Net Assets is 4.6%
The notional amount of futures sold as a percentage of Net Assets is 2.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $30,980,050.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	41,182,948	161,508,327	173,247,639	523,477	-	-	29,443,636	0.1%
Total	41,182,948	161,508,327	173,247,639	523,477	-	-	29,443,636

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,935,469,929	110,121,134	61,860,045	283,770	(6,278,883)	(34,479,730)	1,942,972,405
Fidelity Series All-Sector Equity Fund	236,064,178	22,801	26,141,142	-	(2,555,986)	24,580,805	231,970,656
Fidelity Series Blue Chip Growth Fund	650,152,764	2,187,257	109,128,297	-	11,732,072	89,418,876	644,362,672
Fidelity Series Canada Fund	431,168,165	7,968,977	30,192,650	-	5,461,866	10,947,514	425,353,872
Fidelity Series Commodity Strategy Fund	162,219,120	15,636,714	5,767,564	-	(2,545,199)	(1,421,735)	168,121,336
Fidelity Series Emerging Markets Debt Fund	119,646,833	2,048,805	4,367,597	1,786,024	(970,252)	1,740,048	118,097,837
Fidelity Series Emerging Markets Debt Local Currency Fund	40,567,505	3,913	1,809,735	-	(193,867)	1,363,682	39,931,498
Fidelity Series Emerging Markets Fund	287,842,689	15,380,820	907,420	-	162,312	5,887,126	308,365,527
Fidelity Series Emerging Markets Opportunities Fund	1,996,236,757	-	82,778,450	-	(8,335,570)	64,773,739	1,969,896,476
Fidelity Series Floating Rate High Income Fund	22,591,461	504,355	857,590	502,046	(40,583)	264,727	22,462,370
Fidelity Series Government Money Market Fund 5.17%	236,997,123	64,341,090	34,716,654	2,976,321	-	-	266,621,559
Fidelity Series Growth Company Fund	1,212,917,112	118,071	185,023,352	-	(25,702,022)	198,739,203	1,201,049,012
Fidelity Series High Income Fund	121,053,951	1,815,752	4,626,500	1,803,295	(420,314)	554,962	118,377,851
Fidelity Series International Credit Fund	15,237,228	115,553	44,707	115,552	(58)	(138,052)	15,169,964
Fidelity Series International Developed Markets Bond Index Fund	906,786,410	22,610,664	33,192,490	12,720,932	(3,227,264)	(8,330,183)	884,647,137
Fidelity Series International Growth Fund	1,139,311,719	4,043,992	60,626,976	-	(1,787,500)	46,743,276	1,127,684,511
Fidelity Series International Small Cap Fund	311,599,931	30,828	11,433,267	-	1,159,858	3,108,818	304,466,168
Fidelity Series International Value Fund	1,135,761,952	15,818,301	71,524,397	-	5,998,001	41,020,253	1,127,074,110
Fidelity Series Intrinsic Opportunities Fund	237,706,685	8,037,523	19,074,925	-	1,343,561	8,673,773	236,686,617
Fidelity Series Investment Grade Bond Fund	5,742,801,752	232,202,321	184,655,818	55,969,383	(485,890)	(79,445,586)	5,710,416,779
Fidelity Series Large Cap Stock Fund	1,138,649,032	110,956	96,566,648	-	14,134,435	63,389,618	1,119,717,393
Fidelity Series Large Cap Value Index Fund	356,561,197	5,048,425	26,032,467	-	1,016,359	13,472,591	350,066,105
Fidelity Series Long-Term Treasury Bond Index Fund	1,163,769,875	42,693,552	37,269,915	8,514,588	(6,714,200)	(28,826,370)	1,133,652,942
Fidelity Series Opportunistic Insights Fund	722,541,905	70,446	78,348,774	-	(3,284,726)	72,724,239	713,703,090
Fidelity Series Overseas Fund	1,138,200,752	112,495	60,478,225	-	10,294,679	39,989,041	1,128,118,742
Fidelity Series Real Estate Income Fund	41,108,522	615,664	9,498,615	610,427	(484,281)	774,241	32,515,531
Fidelity Series Short-Term Credit Fund	108,646	891	319	735	7	(460)	108,765
Fidelity Series Small Cap Core Fund	-	2,017,057	106,953	1,191	(136)	91,601	2,001,569
Fidelity Series Small Cap Discovery Fund	103,619,055	3,523,194	10,114,828	226,548	403,983	3,764,855	101,196,259
Fidelity Series Small Cap Opportunities Fund	349,066,929	3,448,312	32,096,228	-	1,415,198	16,238,014	338,072,225
Fidelity Series Stock Selector Large Cap Value Fund	794,965,376	7,685,799	56,533,090	-	2,328,685	32,801,951	781,248,721
Fidelity Series Value Discovery Fund	709,303,981	12,255,630	43,562,498	-	830,017	20,007,467	698,834,597
	23,460,028,534	580,591,292	1,379,338,136	85,510,812	(6,745,698)	608,428,304	23,262,964,296

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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